Proposed Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Proposed Business Combination [Abstract]
PROPOSED BUSINESS COMBINATION

NOTE 7 — PROPOSED BUSINESS COMBINATION

On December 27, 2022, the Company, entered into a membership interest purchase agreement (the “Original MIPA”) with CIC Pogo LP, a Delaware limited partnership (“CIC”), DenCo Resources, LLC, a Texas limited liability company (“DenCo”), Pogo Resources Management, LLC, a Texas limited liability company (“Pogo Management”), 4400 Holdings, LLC, a Texas limited liability company (“4400” and, together with CIC, DenCo and Pogo Management, collectively, “Seller” and each a “Seller”), and, solely with respect to Section 7.20 of the MIPA, HNRAC Sponsors LLC, a Delaware limited liability company (“Sponsor”).

On August 28, 2023, the Company, HNRA Upstream, LLC, a newly formed Delaware limited liability company which is managed by, and is a subsidiary of, the Company (“OpCo”), and HNRA Partner, Inc., a newly formed Delaware corporation and wholly owned subsidiary of OpCo (“SPAC Subsidiary”, and together with the Company and OpCo, “Buyer” and each a “Buyer”), entered into an Amended and Restated Membership Interest Purchase Agreement (the “A&R MIPA”) with Seller, and, solely with respect to Section 6.20 of the A&R MIPA, the Sponsor, which amended and restated the Original MIPA in its entirety (as amended and restated, the “MIPA”). The post-purchase Company will be organized in an “Up-C” structure.

Pursuant to the MIPA, and subject to the terms, provisions, and conditions set forth therein, at the closing of the transactions contemplated by the MIPA (the “Closing”), (i) (A) the Company will contribute to OpCo (1) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by stockholders of their redemption rights) and (2) 2,000,000 newly issued shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock”), of the Company (such shares, the “Seller Class B Shares”) for purposes of delivery to Seller, and (B) in exchange therefor, OpCo will issue to the Company a number of Class A common units (the “OpCo Class A Units”) of OpCo equal to the number of total shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of the Company issued and outstanding immediately after the Closing (taking into account and following the exercise of redemption rights) (such transactions, the “SPAC Contribution”), (ii) immediately following the SPAC Contribution, OpCo will contribute $900,000 to SPAC Subsidiary in exchange for 100% of the outstanding common stock of SPAC Subsidiary (the “SPAC Subsidiary Contribution”), and (iii) immediately following the SPAC Subsidiary Contribution, Seller shall sell, contribute, assign, and convey to (A) OpCo, and OpCo shall acquire and accept from Seller, ninety-nine percent (99.0%) of the outstanding membership interests of Pogo Resources, LLC, a Texas limited liability company (“Pogo” or the “Target”), and (B) SPAC Subsidiary, and SPAC Subsidiary shall purchase and accept from Seller, one percent (1.0%) of the outstanding membership interest of Target (together with the ninety-nine (99.0%) interest, the “Target Interests”), in each case, in exchange for (x) $900,000 of the Cash Consideration (as defined below) in the case of SPAC Subsidiary and (y) the remainder of the Aggregate Consideration (as defined below) in the case of OpCo.

The “Aggregate Consideration” for the Target Interests will be (a), cash in the amount of $63,000,000 in immediately available funds (the “Cash Consideration”), (b) 2,000,000 Class B common units of OpCo (“OpCo Class B Units”) valued at $10.00 per unit (the “Common Unit Consideration”), which will be equal to and exchangeable into 2,000,000 shares of Class A Common Stock issuable upon exercise of the OpCo Exchange Right (as defined below), as reflected in the amended and restated limited liability company agreement of OpCo that will be effective at Closing (the “A&R OpCo LLC Agreement”) and (c) and the Seller Class B Shares; provided, that (i) a portion of the Cash Consideration not to exceed $15,000,000 may be payable through a promissory note to Seller (the “Seller Promissory Note”) to the extent the amount available for payment of the Cash Consideration at Closing (the “Minimum Cash Amount”) is less than $63,000,000 and (ii) a portion of the Cash Consideration not to exceed $20,000,000 may be payable through the issuance of up to 2,000,000 preferred units (the “OpCo Preferred Units” and together with the Opco Class A Units and the OpCo Class B Units, the “OpCo Units”) of OpCo (the “Preferred Unit Consideration”, and, together with the Common Unit Consideration, the “Unit Consideration”), to the extent the Minimum Cash Amount is less than $48,000,000. At Closing, 500,000 OpCo Class B Units Consideration (the “Escrowed Unit Consideration”) shall be placed in escrow with the Escrow Agent for the benefit of Buyer pursuant to the Escrow Agreement and the indemnity provisions herein. The Aggregate Consideration is subject to adjustment in accordance with the MIPA.

Immediately following the Closing, the Company will be the sole manager of and control OpCo, and will own 100% of the outstanding OpCo Class A Units. Further, Seller will own 100% of the outstanding OpCo Class B Units, shares of Class B Common Stock, and OpCo Preferred Units.

The current shares of common stock of the Company will be reclassified as Class A Common Stock. Each share of Class B Common Stock has no economic rights but entitles its holder to one vote on all matters to be voted on by stockholders generally. Holders of shares of Class A Common Stock and shares of Class B Common Stock will vote together as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise required by applicable law or by our Proposed Second A&R Charter (as defined below). We do not intend to list any shares of Class B Common Stock on any exchange.

Following this Closing, under the amended and restated limited liability company agreement of OpCo (the “OpCo A&R LLC Agreement”), each holder of OpCo Class B Units will, subject to certain timing procedures and other conditions set forth therein, have the right (the “OpCo Exchange Right”) to exchange all or a portion of its OpCo Class B OpCo Units for, at OpCo’s election, (i) shares of our Class A Common Stock at an exchange ratio of one share of Class A Common Stock for each OpCo Class B Unit exchanged, subject to conversion rate adjustments for stock splits, stock dividends and reclassifications and other similar transactions, or (ii) an equivalent amount of cash. OpCo will determine whether to pay cash in lieu of the issuance of shares of Class A Common Stock based on facts in existence at the time of the decision, which we expect would include the relative value of the Class A Common Stock (including trading prices for the Class A Common Stock at the time), the cash purchase price, the availability of other sources of liquidity (such as an issuance of stock) to acquire the OpCo Class B Units and alternative uses for such cash. Additionally, the holders of OpCo Class B Units will be required to exchange all of their OpCo Class B Units (a “Mandatory Exchange”) upon the occurrence of the following: (i) upon the direction of the Company with the consent of at least fifty percent (50%) of the holders of OpCo Class B Units; or (ii) upon the one-year anniversary of the Mandatory Conversion Trigger Date.

In connection with any exchange of OpCo Class B Units pursuant to the OpCo Exchange Right or acquisition of OpCo Class B Units pursuant to a Mandatory Exchange, a corresponding number of shares of Class B Common Stock held by the relevant OpCo unitholder will be cancelled.

Promissory Note”) to the extent the amount available for payment of the Cash Consideration at Closing (the “Minimum Cash Amount”) is less than $63,000,000 and (ii) a portion of the Cash Consideration not to exceed $20,000,000 may be payable through the issuance of up to 2,000,000 preferred units (the “OpCo Preferred Units” and together with the Opco Class A Units and the OpCo Class B Units, the “OpCo Units”) of OpCo (the “Preferred Unit Consideration”, and, together with the Common Unit Consideration, the “Unit Consideration”), to the extent the Minimum Cash Amount is less than $48,000,000. At Closing, 500,000 OpCo Class B Units Consideration (the “Escrowed Unit Consideration”) shall be placed in escrow with the Escrow Agent for the benefit of Buyer pursuant to the Escrow Agreement and the indemnity provisions herein. The Aggregate Consideration is subject to adjustment in accordance with the MIPA.

Immediately following the Closing, the Company will be the sole manager of and control OpCo, and will own 100% of the outstanding OpCo Class A Units. Further, Seller will own 100% of the outstanding OpCo Class B Units, shares of Class B Common Stock, and OpCo Preferred Units.

The current shares of common stock of the Company will be reclassified as Class A Common Stock. Each share of Class B Common Stock has no economic rights but entitles its holder to one vote on all matters to be voted on by stockholders generally. Holders of shares of Class A Common Stock and shares of Class B Common Stock will vote together as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise required by applicable law or by our Proposed Second A&R Charter (as defined below). We do not intend to list any shares of Class B Common Stock on any exchange.

Following this Closing, under the amended and restated limited liability company agreement of OpCo (the “OpCo A&R LLC Agreement”), each holder of OpCo Class B Units will, subject to certain timing procedures and other conditions set forth therein, have the right (the “OpCo Exchange Right”) to exchange all or a portion of its OpCo Class B OpCo Units for, at OpCo’s election, (i) shares of our Class A Common Stock at an exchange ratio of one share of Class A Common Stock for each OpCo Class B Unit exchanged, subject to conversion rate adjustments for stock splits, stock dividends and reclassifications and other similar transactions, or (ii) an equivalent amount of cash. OpCo will determine whether to pay cash in lieu of the issuance of shares of Class A Common Stock based on facts in existence at the time of the decision, which we expect would include the relative value of the Class A Common Stock (including trading prices for the Class A Common Stock at the time), the cash purchase price, the availability of other sources of liquidity (such as an issuance of stock) to acquire the OpCo Class B Units and alternative uses for such cash. Additionally, the holders of OpCo Class B Units will be required to exchange all of their OpCo Class B Units (a “Mandatory Exchange”) upon the occurrence of the following: (i) upon the direction of the Company with the consent of at least fifty percent (50%) of the holders of OpCo Class B Units; or (ii) upon the one-year anniversary of the Mandatory Conversion Trigger Date.

In connection with any exchange of OpCo Class B Units pursuant to the OpCo Exchange Right or acquisition of OpCo Class B Units pursuant to a Mandatory Exchange, a corresponding number of shares of Class B Common Stock held by the relevant OpCo unitholder will be cancelled.

At Closing, the Company and the Seller will enter into a Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the Company has agreed to provide Seller with certain registration rights with respect to the shares of Class A Common Stock issuable upon exercise of the OpCo Exchange Right, including filing with the SEC an initial Registration Statement on Form S-1 covering the resale by the Seller of the Share Consideration so as to permit their resale under Rule 415 under the Securities Act, no later than thirty (30) days following the Closing, use its commercially reasonable efforts to have the initial Registration Statement declared effective by the SEC as soon as reasonably practicable following the filing thereof with the SEC and use commercially reasonable efforts to convert the Form S-1 (and any subsequent Registration Statement) to a shelf registration statement on Form S-3 as promptly as practicable after the Company is eligible to use a Form S-3 Shelf.

In certain circumstances, the Seller can demand the Company’s assistance with underwritten offerings, and the Seller will be entitled to certain piggyback registration rights.

In connection with the MIPA, OpCo and Seller agreed to cause the execution of an Option Agreement (the “Option Agreement”) by and between the Company (or a newly created special purpose entity of the Company) and Pogo Royalty, LLC, a Texas limited liability company (“Pogo Royalty”), an affiliate of Seller. Pogo Royalty owns certain overriding royalty interests in certain oil and gas assets owned by Pogo Resources, LLC (the “ORR Interest”). Pursuant to the Option Agreement, Pogo Royalty will grant an irrevocable and exclusive option to the Company to purchase the ORR Interest for the Option Price (defined below) at any time prior to the date that is twelve (12) months following the effective date of the Option Agreement. The option will not be exercisable while the Seller Promissory Note is outstanding.

The purchase price for the ORR Interest upon exercise of the option shall be (i) (1) $30,000,000 the (“Base Option Price”), plus (2) an additional amount equal to interest on the Base Option Price of twelve percent (12%), compounded monthly, from the effective date of the Option Agreement through the date of acquisition of the ORR Interest, minus (ii) any amounts received by Pogo Royalty in respect of the ORR Interest from the month of production in which the effective date of the Option Agreement occurs through the date of the exercise of the option (such aggregate purchase price, the “Option Price”).

The Option Agreement and the option will immediately terminate upon the earlier of (a) Pogo Royalty’s transfer or assignment of all of the ORR Interest in accordance with the Option Agreement and (b) the date that is twelve (12) months following the effective date of the Option Agreement.

In connection with the MIPA, at the Closing, the Company will enter into director nomination and board observer agreement (the “Board Designation Agreement”) with CIC. Pursuant to the Board Designation Agreement, CIC will have the right, at any time CIC beneficially owns capital stock of the Company, to appoint two board observers to attend all meetings of the board of directors of the Company. In addition, after the time of the conversion of the OpCo Preferred Units owned by Seller, CIC will have the right to nominate a certain number of members of the board of directors depending on its ownership percentage of Class A Common Stock as further provided in the Board Designation Agreement.

The Company has agreed to, at Closing, enter into and cause certain of its founders (the “Founders”) to enter into a backstop agreement (the “Backstop Agreement”) with Seller whereby the Seller will have the right (“Put Right”) to cause the Founders to purchase Seller’s OpCo Preferred Units at a purchase price per unit equal to $10.00 per unit plus the product of (i) the number of days elapsed since the effective date of the Backstop Agreement and (ii) $10.00 divided by 730. Seller’s right to exercise the Put Right will survive for six (6) months following the date the Trust Shares (as defined below) are not restricted from transfer under the Letter Agreement (as defined in the A&R MIPA).

As security that the Founders will be able to purchase the OpCo Preferred Units upon exercise of the Put Right, the Founders will agree to place 1,500,000 shares of Class A Common Stock into trust (the “Trust Shares”), which the Founders can sell or borrow against to meet their obligations upon exercise of the Put Right with the prior consent of Seller. The Company is not obligated to purchase the OpCo Preferred Units from Seller under the Backstop Agreement. Until the Backstop Agreement is terminated, Seller will not be permitted to engage in any transaction which is designed to sell short the Class A Common Stock of the Company or any other publicly traded securities of the Company.

On October 17, 2023, the Sponsor’s designee deposited $120,000 into the Trust Account, extending the date by which the Company must consummate its initial Business Combination to November 15, 2023.

NOTE 7 — PROPOSED BUSINESS COMBINATION

On December 27, 2022, the Company, entered into a membership interest purchase agreement (the “MIPA”) with CIC Pogo LP, a Delaware limited partnership (“CIC”), DenCo Resources, LLC, a Texas limited liability company (“DenCo”), Pogo Resources Management, LLC, a Texas limited liability company (“Pogo Management”), 4400 Holdings, LLC, a Texas limited liability company (“4400” and, together with CIC, DenCo and Pogo Management, collectively, “Seller” and each a “Seller”), and, solely with respect to Section 7.20 of the MIPA, HNRAC Sponsors LLC, a Delaware limited liability company (“Sponsor”).

The Purchase

Pursuant to the MIPA, at the closing of the transactions contemplated by the MIPA the Company will purchase and from Seller 100% of the outstanding membership interests of Pogo Resources, LLC, a Texas limited liability company (the “Target”).

The purchase price for the Target will be (a) cash in the amount of $100,000,000; provided, that up to $15,000,000 of the cash consideration may be payable through a promissory note to Seller and (b) 2,000,000 shares of the Company’s common stock. The purchase price is subject to adjustment in accordance with the MIPA.